Schedule of Estimated Future Amortization of Intangibles (Details)	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 242,335
2023	242,335
2024	242,335
2025	242,335
2026	242,335
Thereafter	3,392,686
Total remaining amortization	$ 4,604,359